Form N-1A Supplement	Sep. 26, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated September 26, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”) for the
iShares ESG Advanced Total USD Bond Market ETF (EUSB) and
iShares Core Total USD Bond Market ETF (IUSB)
(each, a “Fund” and collectively, the “Funds”)
Effective October 31, 2025, each Fund’s name will change as follows:

Current Fund Name	New Fund Name

iShares ESG Advanced Total USD Bond Market ETF	iShares ESG Advanced Universal USD Bond ETF

iShares Core Total USD Bond Market ETF	iShares Core Universal USD Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Total USD Bond Market ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated September 26, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”) for the
iShares ESG Advanced Total USD Bond Market ETF (EUSB) and
iShares Core Total USD Bond Market ETF (IUSB)
(each, a “Fund” and collectively, the “Funds”)
Effective October 31, 2025, each Fund’s name will change as follows:

Current Fund Name	New Fund Name

iShares ESG Advanced Total USD Bond Market ETF	iShares ESG Advanced Universal USD Bond ETF

iShares Core Total USD Bond Market ETF	iShares Core Universal USD Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Advanced Total USD Bond Market ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated September 26, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”) for the
iShares ESG Advanced Total USD Bond Market ETF (EUSB) and
iShares Core Total USD Bond Market ETF (IUSB)
(each, a “Fund” and collectively, the “Funds”)
Effective October 31, 2025, each Fund’s name will change as follows:

Current Fund Name	New Fund Name

iShares ESG Advanced Total USD Bond Market ETF	iShares ESG Advanced Universal USD Bond ETF

iShares Core Total USD Bond Market ETF	iShares Core Universal USD Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.